Defined Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan
Employer matching contribution	100.00%
Employer's contribution as a percentage of employee's gross pay	6.00%
Employer contributions	$ 64,062	$ 51,276